Summary of Significant Accounting Policies - Deferred Financing Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
ABL Facility origination fees	$ 2,002	$ 3,003
ABL facility | Citibank
Line of Credit Facility [Line Items]
ABL Facility origination fees	2,900	3,500
Senior Secured Notes Due 2024 | Senior Secured Notes
Line of Credit Facility [Line Items]
Unamortized deferred financing costs and debt discount	$ 2,000	$ 3,000